Risk Management_Cash flow from principal and interest payments of nonderivative financial liabilities by estimated redemption or withdrawal (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Nonderivative financial liabilities undiscounted cash flows by estimated redemption or withdrawal	₩ 293,237,280	₩ 287,102,515
Financial liabilities at FVTPL	327,030	834,808
Deposits due to customers	237,873,391	224,261,844
Borrowings	15,080,533	18,997,770
Debentures	29,811,344	25,323,071
Other financial liabilities	10,144,982	17,685,022
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Nonderivative financial liabilities undiscounted cash flows by estimated redemption or withdrawal	174,507,373	174,837,797
Financial liabilities at FVTPL	168,442	678,813
Deposits due to customers	159,146,602	148,089,355
Borrowings	6,115,732	9,146,901
Debentures	1,955,255	2,108,780
Other financial liabilities	7,121,342	14,813,948
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Nonderivative financial liabilities undiscounted cash flows by estimated redemption or withdrawal	35,963,155	34,625,763
Financial liabilities at FVTPL	155,984	1,529
Deposits due to customers	31,298,562	30,163,971
Borrowings	1,893,173	2,355,332
Debentures	2,452,565	2,077,387
Other financial liabilities	162,871	27,544
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Nonderivative financial liabilities undiscounted cash flows by estimated redemption or withdrawal	19,177,658	19,343,808
Financial liabilities at FVTPL	1,717	94
Deposits due to customers	16,667,130	17,600,803
Borrowings	1,489,272	876,835
Debentures	1,018,714	860,596
Other financial liabilities	825	5,480
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Nonderivative financial liabilities undiscounted cash flows by estimated redemption or withdrawal	24,919,647	23,954,049
Financial liabilities at FVTPL	512	47
Deposits due to customers	21,995,294	20,947,335
Borrowings	1,178,107	1,486,710
Debentures	1,744,731	1,518,524
Other financial liabilities	1,003	1,433
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Nonderivative financial liabilities undiscounted cash flows by estimated redemption or withdrawal	30,311,423	24,719,793
Financial liabilities at FVTPL	375	154,325
Deposits due to customers	6,487,047	5,128,387
Borrowings	3,924,681	4,711,273
Debentures	19,770,380	14,641,016
Other financial liabilities	128,940	84,792
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Nonderivative financial liabilities undiscounted cash flows by estimated redemption or withdrawal	8,358,024	9,621,305
Deposits due to customers	2,278,756	2,331,993
Borrowings	479,568	420,719
Debentures	2,869,699	4,116,768
Other financial liabilities	₩ 2,730,001	₩ 2,751,825